Note 4 - Other Investments (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 4 - Other Investments (Details) [Line Items]
Proceeds from Sale of Available-for-sale Securities		¥ 391,814
Available-for-sale Securities, Gross Realized Gains	¥ 35,934	107,655
Realized Investment Gains (Losses)		313,393
Cost Method Investments	2,346,225	¥ 2,604,806
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			¥ 19,788
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	¥ 29,117
Company 1 [Member]
Note 4 - Other Investments (Details) [Line Items]
Investment Fair Value, Percentage Below Cost	0.04%
Company 2 [Member]
Note 4 - Other Investments (Details) [Line Items]
Investment Fair Value, Percentage Below Cost	9.20%